Note 13 - Financial Instruments	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
13	Financial instruments

Classification of financial instruments

The following table provides the allocation of financial instruments and their associated financial instrument classifications:

	Loans and receivables/ financial liabilities (Amortized cost)

Measurement basis	December 31, 2022	December 31, 2021
Financial assets
Cash and cash equivalents	$85,940,728	$102,208,807
Accounts receivable	33,791,853	30,972,608

	119,732,581	133,181,415

Financial liabilities
Accounts payable and accrued liabilities	$26,546,031	$24,853,497
Term loans	3,790,572	5,916,956
International loans	431,774	882,085
Lease obligations	6,649,995	4,206,869

	37,418,372	35,859,407

Fair value measurements

The Company provides disclosure of the three-level hierarchy that reflects the significance of the inputs used in making the fair value measurement. The carrying values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, current portion of finance lease obligations, and current portion of term loans approximate their fair values given their short-term nature. The carrying value of the non-current liabilities approximates their fair value, given that the difference between the discount rates used to recognize the liabilities in the consolidated statements of financial position and the market rates of interest is not considered significant. The three levels of fair value hierarchy based on the reliability of inputs are as follows:

●	Level 1 – inputs are quoted prices in active markets for identical assets and liabilities.

●	Level 2 – inputs are based on observable market data, either directly or indirectly other than quoted prices; and

●	Level 3 – inputs are not based on observable market data.

There were no transfers of financial assets during the year ended December 31, 2022, and 2021 between any of the levels.